Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income	$ 830	$ 858	$ 1,113
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization, and decommissioning	2,272	2,215	1,905
Allowance for equity funds used during construction	(107)	(87)	(110)
Deferred income taxes and tax credits, net	648	544	756
Disallowed capital expenditures	353	0	36
Other	290	326	257
Effect of changes in operating assets and liabilities:
Accounts receivable	(40)	(288)	(44)
Inventories	(24)	(63)	(43)
Accounts payable	(4)	65	48
Income taxes receivable/payable	(132)	(103)	(78)
Other current assets and liabilities	262	23	111
Regulatory assets, liabilities, and balancing accounts, net	291	(100)	(394)
Other noncurrent assets and liabilities	243	349	(351)
Net cash provided by operating activities	4,882	3,739	3,206
Cash Flows from Investing Activities
Capital expenditures	(4,624)	(4,038)	(3,802)
Decrease in restricted cash	50	200	66
Proceeds from sales and maturities of nuclear decommissioning trust investments	1,133	1,928	1,405
Purchases of nuclear decommissioning trust investments	(1,189)	(1,963)	(1,456)
Other	104	(113)	(70)
Net cash provided by (used in) investing activities	(4,526)	(3,986)	(3,857)
Cash Flows from Financing Activities
Borrowings under revolving credit facilities	120	358	490
Repayments under revolving credit facilities	0	(358)	(490)
Net issuances (repayments) of commercial paper, net of discount of $3 in 2012, $4 in 2011 and $3 in 2010	(1,021)	782	267
Proceeds from issuance of short-term debt, net of issuance costs of $1 in 2010	0	250	249
Proceeds from issuance of long-term debt, net of premium, discount, and issuance costs of $13 in 2012, $8 in 2011, and $23 in 2010	1,137	792	1,327
Short-term debt matured	(250)	(250)	(500)
Long-term debt matured or repurchased	(50)	(700)	(95)
Energy recovery bonds matured	(423)	(404)	(386)
Common stock issued	751	662	303
Common stock dividends paid	(746)	(704)	(662)
Other	14	41	(88)
Net cash provided by (used in) financing activities	(468)	469	415
Net change in cash and cash equivalents	(112)	222	(236)
Cash and cash equivalents at January 1	513	291	527
Cash and cash equivalents at December 31	401	513	291
Cash received (paid) for:
Interest, net of amounts capitalized	(594)	(647)	(627)
Income taxes, net	114	(42)	(135)
Supplemental disclosures of noncash investing and financing activities
Common stock dividends declared but not yet paid	196	188	183
Capital expenditures financed through accounts payable	362	308	364
Noncash common stock issuances	22	24	265
Terminated Capital Leases	136	0	0
Pacific Gas And Electric Company [Member]
Cash Flows from Operating Activities
Net income	811	845	1,121
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization, and decommissioning	2,272	2,215	1,905
Allowance for equity funds used during construction	(107)	(87)	(110)
Deferred income taxes and tax credits, net	684	582	762
Disallowed capital expenditures	353	0	36
Other	236	289	221
Effect of changes in operating assets and liabilities:
Accounts receivable	(40)	(227)	(105)
Inventories	(24)	(63)	(43)
Accounts payable	(26)	51	109
Income taxes receivable/payable	(50)	(192)	(58)
Other current assets and liabilities	272	36	123
Regulatory assets, liabilities, and balancing accounts, net	291	(100)	(394)
Other noncurrent assets and liabilities	256	414	(331)
Net cash provided by operating activities	4,928	3,763	3,236
Cash Flows from Investing Activities
Capital expenditures	(4,624)	(4,038)	(3,802)
Decrease in restricted cash	50	200	66
Proceeds from sales and maturities of nuclear decommissioning trust investments	1,133	1,928	1,405
Purchases of nuclear decommissioning trust investments	(1,189)	(1,963)	(1,456)
Other	16	14	19
Net cash provided by (used in) investing activities	(4,614)	(3,859)	(3,768)
Cash Flows from Financing Activities
Borrowings under revolving credit facilities	0	208	400
Repayments under revolving credit facilities	0	(208)	(400)
Net issuances (repayments) of commercial paper, net of discount of $3 in 2012, $4 in 2011 and $3 in 2010	(1,021)	782	267
Proceeds from issuance of short-term debt, net of issuance costs of $1 in 2010	0	250	249
Proceeds from issuance of long-term debt, net of premium, discount, and issuance costs of $13 in 2012, $8 in 2011, and $23 in 2010	1,137	792	1,327
Short-term debt matured	(250)	(250)	(500)
Long-term debt matured or repurchased	(50)	(700)	(95)
Energy recovery bonds matured	(423)	(404)	(386)
Preferred stock dividends paid	(14)	(14)	(14)
Common stock dividends paid	(716)	(716)	(716)
Equity contribution	885	555	190
Other	28	54	(73)
Net cash provided by (used in) financing activities	(424)	349	249
Net change in cash and cash equivalents	(110)	253	(283)
Cash and cash equivalents at January 1	304	51	334
Cash and cash equivalents at December 31	194	304	51
Cash received (paid) for:
Interest, net of amounts capitalized	(574)	(627)	(595)
Income taxes, net	174	(50)	(171)
Supplemental disclosures of noncash investing and financing activities
Capital expenditures financed through accounts payable	362	308	364
Terminated Capital Leases	$ 136	$ 0	$ 0